Trade Receivables and Trade Payables - Schedule of Trade Receivables Non-Current and Current (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-Current
Project retention receivables	RM 2,478,739	$ 553,846	RM 2,665,887
Current
Trade receivables	16,195,071	3,618,606	12,156,133
Project retention receivables	1,168,425	261,071	698,429
Accrued liquidated ascertained damages to Sub-contractors	2,011,284	449,399	408,980
Less: Provision for expected credit loss	(580,425)	(129,689)	(27,549)
Total current trade receivables	18,794,355	4,199,387	13,235,993
Total trade receivables	21,273,094	4,753,233	15,901,880
Increase in provision for expected credit loss	552,876	123,534
Increase in total trade receivables	RM 5,371,214	$ 1,200,137	RM 11,922,137